INVENTORIES	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
INVENTORIES

Inventories were $170,734 and $225,909 as of June 30, 2018 and September 30, 2017, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There was a $35,000 reserve for impaired inventory as of June 30, 2018 and September 30, 2017, respectively.

Inventories were $225,909 and $295,218 as of September 30, 2017 and 2016, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There was a $35,000 and $25,000 reserve for impaired inventory as of September 30, 2017 and 2016, respectively.